RELATED PARTY TRANSACTIONS (Details 2) (USD $)	9 Months Ended
Sep. 30, 2012
Shares, Unvested (in shares) as of January 1, 2012	289,250
Shares, Granted (in shares)	19,757
Shares, Vested (in shares)	(189,882)
Shares, Forfeited (in shares)	0
Shares, Unvested (in shares) as of September 30, 2012	119,125
Weighted-Average Grant-Date Fair Value, Unvested (in dollars) as of January 1, 2012	$ 159,013
Weighted-Average Grant-Date Fair Value, Granted (in dollars)	60,000
Weighted-Average Grant-Date Fair Value, Vested (in dollars)	(141,761)
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars)	0
Weighted-Average Grant-Date Fair Value, Unvested (in dollars) as of September 30, 2012	$ 77,252